Unaudited Interim Condensed Consolidated Balance Sheets - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
ASSETS
Non-current assets	€ 232,690	€ 231,520
Intangible assets	31,765	32,700
Right of use assets	47,562	48,285
Property, plant and equipment	128,418	125,545
Investments in associates	2,124	2,124
Deferred tax assets	3,304	3,582
Other non-current assets	19,516	19,282
Current assets	545,021	585,832
Inventories	139,725	124,098
Trade receivables	25,061	44,013
Other current assets	68,972	71,036
Cash and cash equivalents	311,264	346,686
Total assets	777,711	817,352
EQUITY
Capital and reserves attributable to the Company’s equity holders	148,406	170,581
Share capital	16,170	15,786
Share premium	412,799	409,258
Other reserves	52,452	52,512
Accumulated deficit	(306,974)	(233,549)
Loss for the period	(26,041)	(73,425)
LIABILITIES
Non-current liabilities	266,049	277,791
Borrowings	48,005	50,726
Lease liabilities	52,663	53,687
Contract liabilities	4,830	4,741
Refund liabilities	156,229	158,970
Provisions	2,975	8,308
Deferred tax liabilities	1,280	1,290
Other liabilities	68	69
Current liabilities	363,257	368,979
Borrowings	11,730	7,107
Trade payables and accruals	66,268	68,119
Income tax liability	72	83
Tax and Employee-related liabilities	19,838	17,249
Lease liabilities	3,122	3,135
Contract liabilities	122,478	124,017
Refund liabilities	100,279	95,611
Provisions	30,554	48,708
Other liabilities	8,917	4,950
Total liabilities	629,305	646,771
Total equity and liabilities	€ 777,711	€ 817,352